Contents of Significant Accounts - Summary of Disaggregation of Revenue by Geography (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of Geographical Areas [Line Items]
Operating revenues	$ 4,941,280	$ 151,252,571	$ 149,284,706	$ 147,870,124
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues			48,952,219	46,493,583
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues			30,798,270	26,753,960
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues			18,971,866	13,732,391
Japan [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues			4,694,277	4,501,057
USA [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues			18,208,227	13,713,202
Europe [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues			14,329,730	29,253,755
Others [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues			$ 13,330,117	$ 13,422,176